Ordinary shares (Details Narrative)							12 Months Ended
	Nov. 07, 2024 shares	Oct. 29, 2024 shares	Mar. 07, 2024 USD ($) $ / shares shares	May 29, 2023	Nov. 15, 2022 USD ($) $ / shares shares	Aug. 15, 2022 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Aug. 14, 2020 ¥ / shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividends | $						$ 50,000
Ordinary shares, shares authorized						5,000,000,000	10,000,000,000	10,000,000,000
Ordinary shares, par value | $ / shares						$ 0.00001	$ 0.000005	$ 0.000005
Shares issued					39,031,650	39,031,650
Shares issued price per share | $ / shares					$ 0.00001	$ 0.00001	$ 1.00
Sale of stock | $					$ 400	$ 400
Stockholders equity note stock split				the Company’s board of directors approved to effect a one-for-two stock split of its ordinary shares (the “Stock Split”). As a result of the Stock Split, each ordinary share of US$0.00001 was automatically split to two issued and outstanding ordinary shares with par value of US$0.000005 each without any action on the part of the shareholder
Purchase price per share | ¥ / shares									¥ 1
Ordinary shares, shares issued							79,563,300	78,063,300
Ordinary shares, shares outstanding							79,467,057	78,063,300
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock ordinary shares			1,500,000
Purchase price per share | $ / shares			$ 4.00
Gross proceeds | $			$ 6,000
Common stock ordinary share repurchase	96,243	96,243					96,243